WEB-BASED TECHNOLOGY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
WEB-BASED TECHNOLOGY

The Company has capitalized costs in developing their web-based technology, which consisted of the following as of March 31, 2014 and December 31, 2013:

	2014	2013
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	224,035	148,060
Subtotal, web-based technology	980,685	904,710
Accumulated amortization	(482,548)	(440,641)
Impairment	(59,083)	(59,083)
Web-based technology, net	$439,054	$404,986

Amortization is recorded using the straight-line method over a period of five years. The Company is currently developing enhanced SampleMD web-based technology and has capitalized $224,035, which was completed in March 2014. Accordingly, amortization has been recorded. Amortization expense for the web-based technology costs was $41,907 and $32,572 for the three months ended March 31, 2014 and 2013, respectively.

The Company has capitalized costs in developing their web-based technology, which consisted of the following as of December 31, 2013 and 2012:

	2013	2012
OptimizeRx web-based technology	$154,133	$154,133
SampleMD web-based technology	602,517	602,517
SampleMD 2.0 web-based technology	148,060	0
Subtotal, web-based technology	904,710	756,650
Accumulated amortization	(440,641)	(310,352)
Impairment	(59,083)	(59,083)
Web-based technology, net	$404,986	$387,215

Amortization is recorded using the straight-line method over a period of five years. The Company is currently developing enhanced SampleMD web-based technology and has capitalized $148,060. The development is currently in process. It was not completed at December 31, 2013. Accordingly, no amortization has been recorded. The development is expected to be completed in 2014. Amortization expense for the web-based technology costs was $130,289 and $126,923 for the years ended December 31, 2013 and 2012, respectively.